OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
OTHER CURRENT ASSETS
Other receivables	$ 24,643	$ 26,496
Other current assets	$ 24,643	$ 26,496